UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            May 13, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $ 1,824,486
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number            Name

1.   028-13397                       Cobalt Offshore Master Fund LP

2.   028-10572                       Cobalt Partners, L.P.

3.   028-12326                       Cobalt Partners II, L.P.

         -----------------------     ------------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                                                             VALUE    SHRS OR    SH/ PUT/ INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000) PRN AMT    PRN CALL DISCRETION      MNGRS    SOLE  SHARED NONE

ADVANCE AUTO PARTS INC         COM               00751Y106   13,616     207,500  SH       Shared-Defined  1, 2, 3     207,500
AON CORP                       COM               037389103    2,648      50,000  SH       Shared-Defined  1, 2, 3      50,000
ATLAS ENERGY LP                COM UNITS LP      04930A104   34,070   1,525,045  SH       Shared-Defined  1, 2, 3   1,525,045
BARRICK GOLD CORP              COM               067901108   61,283   1,180,565  SH       Shared-Defined  1, 2, 3   1,180,565
BLACKROCK INC                  COM               09247X101   49,710     247,300  SH       Shared-Defined  1, 2, 3     247,300
CATERPILLAR INC DEL            COM               149123101    9,019      81,000  SH       Shared-Defined  1, 2, 3      81,000
CELANESE CORP DEL              COM SER A         150870103   22,185     500,000  SH       Shared-Defined  1, 2, 3     500,000
CF INDS HLDGS INC              COM               125269100   67,561     493,900  SH       Shared-Defined  1, 2, 3     493,900
CHESAPEAKE ENERGY CORP         COM               165167107    6,704     200,000  SH       Shared-Defined  1, 2, 3     200,000
CHEVRON CORP NEW               COM               166764100   21,498     200,000  SH       Shared-Defined  1, 2, 3     200,000
CONOCOPHILLIPS                 COM               20825C104   40,968     513,000  SH       Shared-Defined  1, 2, 3     513,000
COVENTRY HEALTH CARE INC       COM               222862104   11,948     375,000  SH       Shared-Defined  1, 2, 3     375,000
CSX CORP                       COM               126408103   76,187     969,300  SH       Shared-Defined  1, 2, 3     969,300
CUMMINS INC                    COM               231021106    2,192      20,000  SH       Shared-Defined  1, 2, 3      20,000
DANA HLDG CORP                 COM               235825205   43,886   2,523,659  SH       Shared-Defined  1, 2, 3   2,523,659
DEERE & CO                     COM               244199105   42,874     442,500  SH       Shared-Defined  1, 2, 3     442,500
DENBURY RES INC                COM NEW           247916208   78,634   3,222,703  SH       Shared-Defined  1, 2, 3   3,222,703
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.500% 8/1   251591AQ6   23,618  23,500,000  PRN      Shared-Defined  1, 2, 3  23,500,000
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1   251591AS2    9,698   9,700,000  PRN      Shared-Defined  1, 2, 3   9,700,000
DOLLAR TREE INC                COM               256746108    8,883     160,000  SH       Shared-Defined  1, 2, 3     160,000
DOMTAR CORP                    COM NEW           257559203   26,001     283,292  SH       Shared-Defined  1, 2, 3     283,292
DSW INC                        CL A              23334L102    8,220     205,697  SH       Shared-Defined  1, 2, 3     205,697
EATON CORP                     COM               278058102   35,870     647,000  SH       Shared-Defined  1, 2, 3     647,000
ENSCO PLC                      SPONSORED ADR     29358Q109   17,699     306,000  SH       Shared-Defined  1, 2, 3     306,000
EQUINIX INC                    COM NEW           29444U502   18,943     207,940  SH       Shared-Defined  1, 2, 3     207,940
FRONTIER OIL CORP              COM               35914P105   16,126     550,000  SH       Shared-Defined  1, 2, 3     550,000
GOOGLE INC                     CL A              38259P508   41,073      70,000  SH       Shared-Defined  1, 2, 3      70,000
HALLIBURTON CO                 COM               406216101   27,425     550,261  SH       Shared-Defined  1, 2, 3     550,261
HOLLY CORP                     COM PAR $0.01     435758305   37,983     625,130  SH       Shared-Defined  1, 2, 3     625,130
INTERNATIONAL BUSINESS MACHS   COM               459200101   41,874     256,783  SH       Shared-Defined  1, 2, 3     256,783
JPMORGAN CHASE & CO            COM               46625H100   36,456     790,800  SH       Shared-Defined  1, 2, 3     790,800
KINDER MORGAN INC DEL          COM               49456B101    1,571      53,000  SH       Shared-Defined  1, 2, 3      53,000
KKR FINANCIAL HLDGS LLC        NOTE 7.500% 1/1   48248AAD0   48,770  34,285,000  PRN      Shared-Defined  1, 2, 3  34,285,000
KKR FINANCIAL HLDGS LLC        COM               48248A306   51,986   5,310,125  SH       Shared-Defined  1, 2, 3   5,310,125
KKR FINANCIAL HLDGS LLC        NOTE 7.000% 7/1   48248AAB4   22,179  21,275,000  PRN      Shared-Defined  1, 2, 3  21,275,000
LEAR CORP                      COM NEW           521865204   67,661   1,384,504  SH       Shared-Defined  1, 2, 3   1,384,504
LOUISIANA PAC CORP             COM               546347105    8,925     850,000  SH       Shared-Defined  1, 2, 3     850,000
MANITOWOC INC                  COM               563571108    6,962     318,179  SH       Shared-Defined  1, 2, 3     318,179
MARSH & MCLENNAN COS INC       COM               571748102    1,491      50,000  SH       Shared-Defined  1, 2, 3      50,000
MASTERCARD INC                 CL A              57636Q104   16,717      66,410  SH       Shared-Defined  1, 2, 3      66,410
MEDCO HEALTH SOLUTIONS INC     COM               58405U102    7,841     139,620  SH       Shared-Defined  1, 2, 3     139,620
MICRON TECHNOLOGY INC          COM               595112103   43,976   3,834,000  SH       Shared-Defined  1, 2, 3   3,834,000
NORDSTROM INC                  COM               655664100   17,455     388,934  SH       Shared-Defined  1, 2, 3     388,934
ONEOK INC NEW                  COM               682680103    6,688     100,000  SH       Shared-Defined  1, 2, 3     100,000
ORACLE CORP                    COM               68389X105   37,021   1,107,330  SH       Shared-Defined  1, 2, 3   1,107,330
PALL CORP                      COM               696429307    8,988     156,022  SH       Shared-Defined  1, 2, 3     156,022
PENN VA CORP                   NOTE 4.500%11/1   707882AA4   20,758  20,000,000  PRN      Shared-Defined  1, 2, 3  20,000,000
PIONEER NAT RES CO             COM               723787107   43,826     430,000  SH       Shared-Defined  1, 2, 3     430,000
POTASH CORP SASK INC           COM               73755L107    9,913     168,216  SH       Shared-Defined  1, 2, 3     168,216
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297   21,341     570,000  SH       Shared-Defined  1, 2, 3     570,000
SAVVIS INC                     COM NEW           805423308   12,585     339,300  SH       Shared-Defined  1, 2, 3     339,300
SLM CORP                       COM               78442P106   37,433   2,446,572  SH       Shared-Defined  1, 2, 3   2,446,572
SM ENERGY CO                   COM               78454L100   21,515     290,000  SH       Shared-Defined  1, 2, 3     290,000
SMITHFIELD FOODS INC           COM               832248108   31,466   1,307,804  SH       Shared-Defined  1, 2, 3   1,307,804
SOLUTIA INC                    COM NEW           834376501   27,280   1,074,000  SH       Shared-Defined  1, 2, 3   1,074,000
STEEL DYNAMICS INC             COM               858119100   27,217   1,450,000  SH       Shared-Defined  1, 2, 3   1,450,000
SWIFT TRANSN CO                CL A              87074U101   25,381   1,726,616  SH       Shared-Defined  1, 2, 3   1,726,616
TJX COS INC NEW                COM               872540109    5,968     120,000  SH       Shared-Defined  1, 2, 3     120,000
TRW AUTOMOTIVE HLDGS CORP      COM               87264S106   76,534   1,389,502  SH       Shared-Defined  1, 2, 3   1,389,502
TYCO INTERNATIONAL LTD         SHS               H89128104   49,247   1,100,000  SH       Shared-Defined  1, 2, 3   1,100,000
UNION PAC CORP                 COM               907818108   14,750     150,000  SH       Shared-Defined  1, 2, 3     150,000
VALE S A                       ADR REPSTG PFD    91912E204    9,665     327,414  SH       Shared-Defined  1, 2, 3     327,414
WALTER ENERGY INC              COM               93317Q105   31,149     230,000  SH       Shared-Defined  1, 2, 3     230,000
WESTERN DIGITAL CORP           COM               958102105   15,289     410,000  SH       Shared-Defined  1, 2, 3     410,000
WILLIAMS COS INC DEL           COM               969457100   18,708     600,000  SH       Shared-Defined  1, 2, 3     600,000
WILLIS GROUP HOLDINGS PUBLIC   SHS               G96666105    2,018      50,000  SH       Shared-Defined  1, 2, 3      50,000
XL GROUP PLC                   SHS               G98290102   39,360   1,600,000  SH       Shared-Defined  1, 2, 3   1,600,000



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